Income Taxes - Schedule of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Reconciliation [Abstract]
Income tax provision at statutory rates	$ (286)	$ (780)
Tax effects of
Deferred tax assets not recognized	66	197
Reversal of temporary differences		(452)
Income exempt from income taxes	(761)
Expenses not deductible for income tax purposes	1,434	802
Tax exemption and rebates		(260)
Other	3
Income tax provision (benefit) as reported	$ 456	$ (493)